Note 24 - Income Tax (Expense) Benefit - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ 12,414	$ 10,870	$ 14,879
Temporary difference, furniture, fixtures and equipment, and intangible assets [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	22,201	24,496
Other temporary differences [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(445)	(1,003)
Temporary difference, trade receivables [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(133)	(134)
Temporary difference, intercompany interest costs subject to limitations [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(5,243)	(3,841)
Temporary difference, withholding tax expected to be credited [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	(3,849)
Allowance for credit losses [member]
Statement Line Items [Line Items]
Net deferred tax liability (asset) recognized	$ (117)	$ (8,648)